LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans and borrowings
Short-term borrowings	¥ 239,777	¥ 333,000
Current portion of long-term borrowings	388,701	95,218
Sub-total	628,478	428,218
Long-term borrowings, excluding current portion	1,509,676	958,264
Total loans and borrowings	¥ 2,138,154	¥ 1,386,482